Stock Option Plan (Details) - Schedule of grant-date fair values of employee and non-employee stock options - Blade Therapeutics, Inc. [Member] - Employee and non-employee stock options [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock Option Plan (Details) - Schedule of grant-date fair values of employee and non-employee stock options [Line Items]
Expected dividends
Minimum [Member]
Stock Option Plan (Details) - Schedule of grant-date fair values of employee and non-employee stock options [Line Items]
Risk-free interest rate	0.64%	0.35%
Weighted-average expected term (years)	5 years 10 months 6 days	5 years 11 months 4 days
Weighted-average expected volatility	79.34%	80.54%
Maximum [Member]
Stock Option Plan (Details) - Schedule of grant-date fair values of employee and non-employee stock options [Line Items]
Risk-free interest rate	1.13%	1.42%
Weighted-average expected term (years)	6 years 29 days	6 years 25 days
Weighted-average expected volatility	83.46%	84.21%